DESCRIPTION OF BUSINESS (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 10, 2014	Aug. 25, 2014	Sep. 16, 2013	Dec. 31, 2011
Entity Incorporation, Date Of Incorporation									May 18, 2005
Cash And Restricted Cash Decreased									$ 8,500,000	$ 8,500,000
Net Cash Provided by (Used in) Operating Activities, Total									10,900,000
Cash and Cash Equivalents, At Carrying Value	5,002,000				6,382,000				5,002,000	6,382,000	19,060,000				40,425,000
Shelf Offering Value												30,000,000
Share Price													$ 1.00
Minimum Amount Maintain Cash And Cash Equivalents Including Restricted Cash	7,500,000								7,500,000					7,500,000
Net Income (Loss) Attributable To Parent	(7,067,000)	(8,392,000)	(7,027,000)	(7,901,000)	(21,615,000)	(3,804,000)	(8,203,000)	(8,378,000)	(30,387,000)	(42,000,000)	(27,756,000)
Line of Credit Facility, Description									The Amended Facility Agreement includes a Revolving Loan of up to (a) $0.6 million which shall be available immediately and, (b) if requested by the Company, an amount equal to 50 percent of any additional cash received from the Equity Financing and Rights Offering, provided that the sum of (a) and (b) shall not exceed $3.0 million.
Rights Offering Value	$ 3,000,000								$ 3,000,000